NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives (Details)	2 Months Ended
Mar. 31, 2013
Buildings and improvements | Minimum
Useful life	15 years
Buildings and improvements | Maximum
Useful life	40 years
Other building and land improvements | Average
Useful life	20 years
Furniture, fixtures and equipment | Minimum
Useful life	5 years
Furniture, fixtures and equipment | Maximum
Useful life	10 years